Pension Schemes - Schedule of Pension Expense Excluding Interest Amounts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Defined benefit pension expense	£ 24	£ 11	£ 11
Defined contribution pension expense	109	114	109
Total	£ 133	£ 125	£ 120